UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	93,649,868	120,460,981
0.8%	Short-Term Investments	922,321	922,318

99.8%	Total Investments	94,572,189	121,383,299
0.1%	Collateral Invested for Securities on Loan	143,170	143,170
0.1%	Other Assets and Liabilities, Net		138,048

100.0%	Net Assets		121,664,517

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.7%
Ford Motor Co. *	38,812	475,059
Harley-Davidson, Inc.	2,756	78,381
Johnson Controls, Inc.	7,500	228,750
The Goodyear Tire & Rubber Co. *	2,500	26,875

		809,065

Banks 2.8%
BB&T Corp.	8,220	197,938
Comerica, Inc.	2,330	86,559
Fifth Third Bancorp	7,705	92,691
First Horizon National Corp. *	3,055	34,855
Hudson City Bancorp, Inc.	5,700	69,882
Huntington Bancshares, Inc.	4,856	27,534
KeyCorp	8,700	69,252
M&T Bank Corp.	1,071	87,618
Marshall & Ilsley Corp.	3,438	24,204
People’s United Financial, Inc.	4,600	60,214
PNC Financial Services Group, Inc.	6,411	332,795
Regions Financial Corp.	15,227	110,700
SunTrust Banks, Inc.	5,800	149,814
U.S. Bancorp	22,999	497,238
Wells Fargo & Co.	61,358	1,541,927
Zions Bancorp	1,508	32,211

		3,415,432

Capital Goods 8.1%
3M Co.	8,430	730,965
Caterpillar, Inc.	7,480	588,526
Cummins, Inc.	2,400	217,392
Danaher Corp.	6,252	253,894
Deere & Co.	4,840	337,735
Dover Corp.	2,300	120,083
Eaton Corp.	1,740	143,533
Emerson Electric Co.	8,960	471,834
Fastenal Co.	1,276	67,870
Flowserve Corp.	600	65,652
Fluor Corp.	2,200	108,966
General Dynamics Corp.	4,510	283,273
General Electric Co.	125,468	2,038,855
Goodrich Corp.	1,360	100,273
Honeywell International, Inc.	8,937	392,692
Illinois Tool Works, Inc.	4,444	208,957
ITT Corp.	2,080	97,406
Jacobs Engineering Group, Inc. *	1,500	58,050
L-3 Communications Holdings, Inc.	1,300	93,951
Lockheed Martin Corp.	3,430	244,490
Masco Corp.	5,010	55,160
Northrop Grumman Corp.	3,454	209,416
PACCAR, Inc.	4,194	201,941
Pall Corp.	1,400	58,296
Parker Hannifin Corp.	2,035	142,572
Precision Castparts Corp.	1,700	216,495
Quanta Services, Inc. *	2,500	47,700
Raytheon Co.	4,410	201,581
Rockwell Automation, Inc.	1,690	104,324
Rockwell Collins, Inc.	2,000	116,500
Roper Industries, Inc.	1,200	78,216
Snap-on, Inc.	800	37,208
Textron, Inc.	3,400	69,904
The Boeing Co.	8,496	565,324
Tyco International Ltd.	6,000	220,380
United Technologies Corp.	10,930	778,544
W.W. Grainger, Inc.	800	95,288

		9,823,246

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	1,100	40,832
Cintas Corp.	1,157	31,875
Equifax, Inc.	1,600	49,920
Iron Mountain, Inc.	2,400	53,616
Pitney Bowes, Inc.	2,800	59,864
R.R. Donnelley & Sons Co.	2,560	43,418
Republic Services, Inc.	3,636	110,862
Robert Half International, Inc.	1,550	40,300
Stericycle, Inc. *	1,100	76,428
The Dun & Bradstreet Corp.	600	44,484
Waste Management, Inc.	5,627	201,109

		752,708

Consumer Durables & Apparel 1.1%
Coach, Inc.	3,700	158,952
D.R. Horton, Inc.	2,500	27,800
Eastman Kodak Co. *	3,155	13,251
Fortune Brands, Inc.	1,607	79,113
Harman International Industries, Inc. *	800	26,728
Hasbro, Inc.	1,475	65,652
Leggett & Platt, Inc.	2,300	52,348
Lennar Corp., Class A	1,600	24,608

 1

 Schwab S&P 500 Index Portfolio

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mattel, Inc.	4,700	110,262
Newell Rubbermaid, Inc.	3,324	59,200
NIKE, Inc., Class B	4,620	370,247
Polo Ralph Lauren Corp.	700	62,902
Pulte Group, Inc. *	3,365	29,477
Stanley Black & Decker, Inc.	1,423	87,202
VF Corp.	1,110	89,932
Whirlpool Corp.	933	75,536

		1,333,210

Consumer Services 1.8%
Apollo Group, Inc., Class A *	1,327	68,141
Carnival Corp.	5,022	191,891
Darden Restaurants, Inc.	1,590	68,020
DeVry, Inc.	600	29,526
H&R Block, Inc.	3,900	50,505
International Game Technology	3,400	49,130
Marriott International, Inc., Class A	3,057	109,532
McDonald’s Corp.	12,710	947,022
Starbucks Corp.	8,820	225,616
Starwood Hotels & Resorts Worldwide, Inc.	2,140	112,457
Wyndham Worldwide Corp.	2,280	62,632
Wynn Resorts Ltd.	800	69,416
Yum! Brands, Inc.	5,400	248,724

		2,232,612

Diversified Financials 7.1%
American Express Co.	12,180	511,925
Ameriprise Financial, Inc.	2,978	140,949
Bank of America Corp.	116,967	1,533,437
Bank of New York Mellon Corp.	14,277	373,058
Capital One Financial Corp.	5,480	216,734
Citigroup, Inc. *	258,099	1,006,586
CME Group, Inc.	760	197,942
Discover Financial Services	6,890	114,925
E*TRADE Financial Corp. *	516	7,503
Federated Investors, Inc., Class B	1,100	25,036
Franklin Resources, Inc.	1,700	181,730
IntercontinentalExchange, Inc. *	800	83,776
Invesco Ltd.	5,100	108,273
Janus Capital Group, Inc.	1,941	21,254
JPMorgan Chase & Co.	46,221	1,759,634
Legg Mason, Inc.	1,500	45,465
Leucadia National Corp. *	2,300	54,326
Moody’s Corp.	2,680	66,946
Morgan Stanley	16,680	411,662
Northern Trust Corp.	3,070	148,097
NYSE Euronext	3,300	94,281
SLM Corp. *	5,900	68,145
State Street Corp.	5,900	222,194
T. Rowe Price Group, Inc.	3,100	155,202
The Charles Schwab Corp. (a)	11,906	165,493
The Goldman Sachs Group, Inc.	6,117	884,396
The NASDAQ OMX Group, Inc. *	1,800	34,974

		8,633,943

Energy 10.9%
Anadarko Petroleum Corp.	5,794	330,548
Apache Corp.	4,108	401,598
Baker Hughes, Inc.	5,121	218,155
Cabot Oil & Gas Corp.	1,300	39,143
Cameron International Corp. *	2,800	120,288
Chesapeake Energy Corp.	7,100	160,815
Chevron Corp.	23,416	1,897,867
ConocoPhillips	17,552	1,008,011
CONSOL Energy, Inc.	2,300	85,008
Denbury Resources, Inc. *	3,300	52,437
Devon Energy Corp.	5,063	327,779
Diamond Offshore Drilling, Inc. (b)	600	40,662
El Paso Corp.	9,041	111,928
EOG Resources, Inc.	3,014	280,212
EQT Corp.	1,700	61,302
Exxon Mobil Corp.	59,376	3,668,843
FMC Technologies, Inc. *	1,500	102,435
Halliburton Co.	10,820	357,817
Helmerich & Payne, Inc.	1,100	44,506
Hess Corp.	3,410	201,599
Marathon Oil Corp.	8,364	276,848
Massey Energy Co.	1,000	31,020
Murphy Oil Corp.	2,332	144,397
Nabors Industries Ltd. *	4,000	72,240
National Oilwell Varco, Inc.	4,586	203,939
Noble Energy, Inc.	2,000	150,180
Occidental Petroleum Corp.	9,700	759,510
Peabody Energy Corp.	3,300	161,733
Pioneer Natural Resources Co.	1,300	84,539
QEP Resources, Inc.	2,100	63,294
Range Resources Corp.	1,700	64,821
Rowan Cos., Inc. *	1,200	36,432
Schlumberger Ltd.	16,081	990,750
Southwestern Energy Co. *	4,400	147,136
Spectra Energy Corp.	7,781	175,462
Sunoco, Inc.	1,240	45,260
Tesoro Corp.	1,800	24,048
The Williams Cos., Inc.	6,800	129,948
Valero Energy Corp.	6,960	121,870

		13,194,380

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	5,200	335,348
CVS Caremark Corp.	15,735	495,180
Safeway, Inc.	4,540	96,066
SUPERVALU, Inc.	2,435	28,076
Sysco Corp.	6,800	193,936
The Kroger Co.	7,640	165,482
Wal-Mart Stores, Inc.	23,310	1,247,551
Walgreen Co.	11,345	380,058
Whole Foods Market, Inc. *	1,800	66,798

		3,008,495

Food, Beverage & Tobacco 6.2%
Altria Group, Inc.	24,564	590,027
Archer-Daniels-Midland Co.	7,600	242,592
Brown-Forman Corp., Class B	880	54,243
Campbell Soup Co.	2,300	82,225
Coca-Cola Enterprises, Inc.	4,000	124,000
ConAgra Foods, Inc.	5,470	120,012
Constellation Brands, Inc., Class A *	2,300	40,687

2

 Schwab S&P 500 Index Portfolio

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dean Foods Co. *	1,700	17,357
Dr Pepper Snapple Group, Inc.	3,000	106,560
General Mills, Inc.	7,458	272,515
H.J. Heinz Co.	3,670	173,848
Hormel Foods Corp.	900	40,140
Kellogg Co.	3,000	151,530
Kraft Foods, Inc., Class A	20,590	635,408
Lorillard, Inc.	1,836	147,449
McCormick & Co., Inc. - Non Voting Shares	1,500	63,060
Mead Johnson Nutrition Co.	2,500	142,275
Molson Coors Brewing Co., Class B	1,678	79,235
PepsiCo, Inc.	18,548	1,232,329
Philip Morris International, Inc.	21,344	1,195,691
Reynolds American, Inc.	1,956	116,167
Sara Lee Corp.	7,800	104,754
The Coca-Cola Co.	26,902	1,574,305
The Hershey Co.	1,944	92,515
The JM Smucker Co.	1,446	87,526
Tyson Foods, Inc., Class A	2,486	39,826

		7,526,276

Health Care Equipment & Services 3.8%
Aetna, Inc.	5,080	160,579
AmerisourceBergen Corp.	3,360	103,018
Baxter International, Inc.	6,850	326,814
Becton, Dickinson & Co.	2,700	200,070
Boston Scientific Corp. *	16,590	101,697
C.R. Bard, Inc.	1,120	91,202
Cardinal Health, Inc.	4,134	136,587
CareFusion Corp. *	2,417	60,038
Cerner Corp. *	800	67,192
CIGNA Corp.	3,380	120,936
Coventry Health Care, Inc. *	2,050	44,137
DaVita, Inc. *	800	55,224
DENTSPLY International, Inc.	2,000	63,940
Express Scripts, Inc. *	6,328	308,174
Hospira, Inc. *	2,100	119,721
Humana, Inc. *	2,100	105,504
Intuitive Surgical, Inc. *	500	141,870
Laboratory Corp. of America Holdings *	1,304	102,273
McKesson Corp.	3,216	198,684
Medco Health Solutions, Inc. *	5,086	264,777
Medtronic, Inc.	12,549	421,395
Patterson Cos., Inc.	980	28,077
Quest Diagnostics, Inc.	1,760	88,827
St. Jude Medical, Inc. *	3,804	149,649
Stryker Corp.	3,260	163,163
Tenet Healthcare Corp. *	6,500	30,680
UnitedHealth Group, Inc.	13,310	467,314
Varian Medical Systems, Inc. *	1,000	60,500
WellPoint, Inc. *	4,736	268,247
Zimmer Holdings, Inc. *	2,384	124,755

		4,575,044

Household & Personal Products 2.5%
Avon Products, Inc.	5,116	164,275
Colgate-Palmolive Co.	5,620	431,953
Kimberly-Clark Corp.	4,826	313,931
The Clorox Co.	1,700	113,492
The Estee Lauder Cos., Inc., Class A	1,200	75,876
The Procter & Gamble Co.	33,073	1,983,388

		3,082,915

Insurance 4.0%
ACE Ltd.	4,000	233,000
Aflac, Inc.	5,750	297,332
American International Group, Inc. (b)*	1,671	65,336
Aon Corp.	3,210	125,543
Assurant, Inc.	1,500	61,050
Berkshire Hathaway, Inc., Class B *	19,638	1,623,670
Cincinnati Financial Corp.	1,735	50,055
Genworth Financial, Inc., Class A *	5,000	61,100
Lincoln National Corp.	3,662	87,595
Loews Corp.	3,788	143,565
Marsh & McLennan Cos., Inc.	6,400	154,368
MetLife, Inc.	9,807	377,079
Principal Financial Group, Inc.	3,563	92,353
Prudential Financial, Inc.	5,670	307,201
The Allstate Corp.	6,440	203,182
The Chubb Corp.	3,880	221,121
The Hartford Financial Services Group, Inc.	4,630	106,259
The Progressive Corp.	8,080	168,630
The Travelers Cos., Inc.	5,539	288,582
Torchmark Corp.	800	42,512
Unum Group	4,276	94,713
XL Group plc	3,900	84,474

		4,888,720

Materials 3.5%
Air Products & Chemicals, Inc.	2,520	208,706
Airgas, Inc.	1,000	67,950
AK Steel Holding Corp.	1,125	15,536
Alcoa, Inc.	11,072	134,082
Allegheny Technologies, Inc.	1,270	58,992
Ball Corp.	1,200	70,620
Bemis Co., Inc.	1,400	44,450
CF Industries Holdings, Inc.	700	66,850
Cliffs Natural Resources, Inc.	1,700	108,664
E.I. du Pont de Nemours & Co.	10,714	478,059
Eastman Chemical Co.	1,000	74,000
Ecolab, Inc.	2,504	127,053
FMC Corp.	700	47,887
Freeport-McMoRan Copper & Gold, Inc.	5,502	469,816
International Flavors & Fragrances, Inc.	1,000	48,520
International Paper Co.	5,198	113,057
MeadWestvaco Corp.	2,049	49,955
Monsanto Co.	6,350	304,355
Newmont Mining Corp.	5,746	360,906
Nucor Corp.	3,700	141,340
Owens-Illinois, Inc. *	2,200	61,732
Pactiv Corp. *	1,800	59,364
PPG Industries, Inc.	1,900	138,320
Praxair, Inc.	3,645	328,998
Sealed Air Corp.	1,928	43,341
Sigma-Aldrich Corp.	1,282	77,407

 3

 Schwab S&P 500 Index Portfolio

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Dow Chemical Co.	13,805	379,085
The Sherwin-Williams Co.	1,133	85,134
Titanium Metals Corp. *	1,000	19,960
United States Steel Corp.	1,500	65,760
Vulcan Materials Co.	1,100	40,612

		4,290,511

Media 3.0%
CBS Corp., Class B - Non Voting Shares	8,080	128,149
Comcast Corp., Class A	33,213	600,491
DIRECTV, Class A *	10,080	419,630
Discovery Communications, Inc., Class A *	3,300	143,715
Gannett Co., Inc.	2,960	36,201
Meredith Corp.	300	9,993
News Corp., Class A	26,874	350,975
Omnicom Group, Inc.	3,740	147,655
Scripps Networks Interactive, Class A	1,000	47,580
The Interpublic Group of Cos., Inc. *	4,997	50,120
The McGraw-Hill Cos., Inc.	3,730	123,314
The New York Times Co., Class A *	700	5,418
The Walt Disney Co.	22,320	739,015
The Washington Post Co., Class B	30	11,982
Time Warner Cable, Inc.	4,009	216,446
Time Warner, Inc.	13,374	409,913
Viacom Inc., Class B	7,080	256,225

		3,696,822

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
Abbott Laboratories	17,955	937,969
Allergan, Inc.	3,510	233,520
Amgen, Inc. *	11,164	615,248
Biogen Idec, Inc. *	2,850	159,942
Bristol-Myers Squibb Co.	20,200	547,622
Celgene Corp. *	5,450	313,975
Cephalon, Inc. *	900	56,196
Eli Lilly & Co.	11,920	435,438
Forest Laboratories, Inc. *	3,570	110,420
Genzyme Corp. *	2,900	205,291
Gilead Sciences, Inc. *	9,878	351,756
Johnson & Johnson	32,138	1,991,270
King Pharmaceuticals, Inc. *	3,466	34,521
Life Technologies Corp. *	1,839	85,863
Merck & Co., Inc.	35,929	1,322,547
Mylan, Inc. *	2,691	50,618
PerkinElmer, Inc.	1,700	39,338
Pfizer, Inc.	93,696	1,608,760
Thermo Fisher Scientific, Inc. *	4,890	234,133
Waters Corp. *	1,000	70,780
Watson Pharmaceuticals, Inc. *	1,200	50,772

		9,455,979

Real Estate 1.5%
Apartment Investment & Management Co., Class A	1,277	27,302
AvalonBay Communities, Inc.	1,034	107,464
Boston Properties, Inc.	1,716	142,634
CB Richard Ellis Group, Inc., Class A *	2,900	53,012
Equity Residential	3,500	166,495
HCP, Inc.	3,400	122,332
Health Care REIT, Inc.	1,400	66,276
Host Hotels & Resorts, Inc.	7,760	112,365
Kimco Realty Corp.	3,910	61,583
Plum Creek Timber Co., Inc.	2,060	72,718
ProLogis	5,000	58,900
Public Storage	1,600	155,264
Simon Property Group, Inc.	3,537	328,021
Ventas, Inc.	1,900	97,983
Vornado Realty Trust	1,963	167,895
Weyerhaeuser Co.	6,241	98,358

		1,838,602

Retailing 3.7%
Abercrombie & Fitch Co., Class A	500	19,660
Amazon.com, Inc. *	4,000	628,240
AutoNation, Inc. *	1,000	23,250
AutoZone, Inc. *	300	68,673
Bed Bath & Beyond, Inc. *	3,016	130,924
Best Buy Co., Inc.	4,225	172,507
Big Lots, Inc. *	900	29,925
CarMax, Inc. *	2,500	69,650
Expedia, Inc.	2,600	73,346
Family Dollar Stores, Inc.	1,600	70,656
GameStop Corp., Class A *	2,000	39,420
Genuine Parts Co.	2,000	89,180
J.C. Penney Co., Inc.	2,900	78,822
Kohl’s Corp. *	3,710	195,443
Limited Brands, Inc.	3,208	85,910
Lowe’s Cos., Inc.	16,340	364,219
Macy’s, Inc.	5,022	115,958
Nordstrom, Inc.	2,050	76,260
O’Reilly Automotive, Inc. *	1,800	95,760
Office Depot, Inc. *	3,500	16,100
Priceline.com, Inc. *	500	174,170
RadioShack Corp.	259	5,524
Ross Stores, Inc.	1,500	81,930
Sears Holdings Corp. (b)*	605	43,645
Staples, Inc.	9,150	191,418
Target Corp.	8,620	460,653
The Gap, Inc.	5,276	98,345
The Home Depot, Inc.	19,365	613,483
The TJX Cos., Inc.	5,010	223,596
Tiffany & Co.	1,126	52,911
Urban Outfitters, Inc. *	1,200	37,728

		4,427,306

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	5,530	39,318
Altera Corp.	3,680	110,989
Analog Devices, Inc.	3,530	110,771
Applied Materials, Inc.	15,570	181,858
Broadcom Corp., Class A	5,155	182,435
First Solar, Inc. *	600	88,410
Intel Corp.	64,921	1,248,431
KLA-Tencor Corp.	1,800	63,414
Linear Technology Corp.	2,530	77,747
LSI Corp. *	5,410	24,670
MEMC Electronic Materials, Inc. *	2,900	34,568

4

 Schwab S&P 500 Index Portfolio

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
Microchip Technology, Inc.	2,500	78,625
Micron Technology, Inc. *	8,800	63,448
National Semiconductor Corp.	3,400	43,418
Novellus Systems, Inc. *	1,300	34,554
NVIDIA Corp. *	7,200	84,096
Teradyne, Inc. *	2,100	23,394
Texas Instruments, Inc.	13,960	378,874
Xilinx, Inc.	3,200	85,152

		2,954,172

Software & Services 8.8%
Adobe Systems, Inc. *	6,200	162,130
Akamai Technologies, Inc. *	2,000	100,360
Autodesk, Inc. *	2,720	86,958
Automatic Data Processing, Inc.	5,913	248,523
BMC Software, Inc. *	2,160	87,437
CA, Inc.	4,644	98,081
Citrix Systems, Inc. *	2,160	147,398
Cognizant Technology Solutions Corp., Class A *	3,600	232,092
Computer Sciences Corp.	1,800	82,800
Compuware Corp. *	2,650	22,605
eBay, Inc. *	13,388	326,667
Electronic Arts, Inc. *	4,058	66,673
Fidelity National Information Services, Inc.	3,000	81,390
Fiserv, Inc. *	1,760	94,723
Google, Inc., Class A *	2,865	1,506,388
International Business Machines Corp.	14,745	1,977,894
Intuit, Inc. *	3,796	166,303
MasterCard, Inc., Class A	1,100	246,400
McAfee, Inc. *	2,000	94,520
Microsoft Corp.	89,888	2,201,357
Monster Worldwide, Inc. *	1,704	22,084
Novell, Inc. *	5,200	31,044
Oracle Corp.	45,980	1,234,563
Paychex, Inc.	3,850	105,837
Red Hat, Inc. *	2,000	82,000
SAIC, Inc. *	2,500	39,950
Salesforce.com, Inc. *	1,054	117,837
Symantec Corp. *	9,641	146,254
Teradata Corp. *	2,100	80,976
Total System Services, Inc.	2,600	39,624
VeriSign, Inc. *	2,025	64,274
Visa, Inc., Class A	5,300	393,578
Western Union Co.	7,959	140,636
Yahoo!, Inc. *	14,010	198,522

		10,727,878

Technology Hardware & Equipment 7.4%
Agilent Technologies, Inc. *	4,067	135,716
Amphenol Corp., Class A	2,100	102,858
Apple, Inc. *	10,670	3,027,612
Cisco Systems, Inc. *	66,598	1,458,496
Corning, Inc.	18,350	335,438
Dell, Inc. *	20,272	262,725
EMC Corp. *	24,162	490,730
FLIR Systems, Inc. *	1,900	48,830
Harris Corp.	1,400	62,006
Hewlett-Packard Co.	26,393	1,110,354
Jabil Circuit, Inc.	2,127	30,650
JDS Uniphase Corp. *	2,519	31,210
Juniper Networks, Inc. *	6,000	182,100
Lexmark International, Inc., Class A *	760	33,911
Molex, Inc.	1,600	33,488
Motorola, Inc. *	27,335	233,168
NetApp, Inc. *	4,100	204,139
QLogic Corp. *	1,190	20,992
QUALCOMM, Inc.	18,720	844,646
SanDisk Corp. *	2,700	98,955
Tellabs, Inc.	4,730	35,239
Western Digital Corp. *	2,600	73,814
Xerox Corp.	16,167	167,328

		9,024,405

Telecommunication Services 3.2%
American Tower Corp., Class A *	4,870	249,636
AT&T, Inc.	69,458	1,986,499
CenturyLink, Inc.	3,641	143,674
Frontier Communications Corp.	12,496	102,092
MetroPCS Communications, Inc. *	1,700	17,782
Qwest Communications International, Inc.	17,696	110,954
Sprint Nextel Corp. *	34,759	160,934
Verizon Communications, Inc.	32,954	1,073,971
Windstream Corp.	5,335	65,567

		3,911,109

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	2,000	139,840
CSX Corp.	4,620	255,578
Expeditors International of Washington, Inc.	2,500	115,575
FedEx Corp.	3,720	318,060
Norfolk Southern Corp.	4,400	261,844
Ryder System, Inc.	600	25,662
Southwest Airlines Co.	7,886	103,070
Union Pacific Corp.	5,780	472,804
United Parcel Service, Inc., Class B	11,505	767,269

		2,459,702

Utilities 3.6%
Allegheny Energy, Inc.	2,241	54,949
Ameren Corp.	2,800	79,520
American Electric Power Co., Inc.	5,370	194,555
CenterPoint Energy, Inc.	4,550	71,526
CMS Energy Corp.	2,960	53,339
Consolidated Edison, Inc.	3,250	156,715
Constellation Energy Group, Inc.	2,500	80,600
Dominion Resources, Inc.	7,050	307,803
DTE Energy Co.	2,000	91,860
Duke Energy Corp.	15,783	279,517
Edison International	3,800	130,682
Entergy Corp.	2,127	162,779
Exelon Corp.	7,740	329,569
FirstEnergy Corp.	3,408	131,344
Integrys Energy Group, Inc.	697	36,286
NextEra Energy, Inc.	4,950	269,231
Nicor, Inc.	610	27,950

 5

 Schwab S&P 500 Index Portfolio

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
NiSource, Inc.	3,646	63,440
Northeast Utilities	2,000	59,140
NRG Energy, Inc. *	3,200	66,624
ONEOK, Inc.	1,300	58,552
Pepco Holdings, Inc.	2,850	53,010
PG&E Corp.	4,300	195,306
Pinnacle West Capital Corp.	1,350	55,715
PPL Corp.	4,710	128,253
Progress Energy, Inc.	3,480	154,582
Public Service Enterprise Group, Inc.	5,850	193,518
SCANA Corp.	1,200	48,384
Sempra Energy	2,931	157,688
Southern Co.	9,660	359,738
TECO Energy, Inc.	2,840	49,189
The AES Corp. *	8,350	94,773
Wisconsin Energy Corp.	1,450	83,810
Xcel Energy, Inc.	5,159	118,502

		4,398,449

Total Common Stock
(Cost $93,649,868)		120,460,981

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Citibank
0.03%, 10/01/10	847,337	847,337

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.10%, 12/16/10 (c)	75,000	74,981

Total Short-Term Investments
(Cost $922,321)		922,318

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	143,170	143,170

Total Collateral Invested for Securities on Loan
(Cost $143,170)		143,170

End of collateral invested for securities on loan.

At 09/30/10, the tax basis cost of the fund’s investments was $97,297,981 and the unrealized appreciation and depreciation were $40,698,013 and ($16,612,695), respectively, with a net unrealized appreciation of $24,085,318.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust
USD —	Unified school district

In addition to the above, the fund held the following at 09/30/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 12/17/10	15	852,525	(1,564)

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

6

 Schwab S&P 500 Index Portfolio

Portfolio Holdings  (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$120,460,981	$—	$—	$120,460,981
Short-Term Investments(a)	—	922,318	—	922,318

Total	$120,460,981	$922,318	$—	$121,383,299

Other Financial Instruments Collateral Invested for Securities on Loan	$143,170	$—	$—	$143,170

Liabilities Valuation Input

Other Financial Instruments Futures Contract*	($1,564)	$—	$—	($1,564)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into equity index futures contracts (“futures”) during the period ended September 30, 2010. The Fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk. During the period, the monthly average market values of futures contracts held by the fund and the monthly average number of futures contracts were $549,811 and 10, respectively.

REG47715SEP10

 7

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings As of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is the final legal maturity date of an investment, which is the date on which the principal amount must be paid.

		Cost	Value
Holdings by Category		($)	($)

62.4%	Federal Agency Securities	96,586,077	96,586,077
7.1%	U.S. Government Securities	11,002,221	11,002,221
29.9%	Other Investments	46,282,467	46,282,467

99.4%	Total Investments	153,870,765	153,870,765
0.6%	Other Assets and Liabilities, Net		924,417

100.0%	Net Assets		154,795,182

	Face
Issuer	Amount	Value
Rate, Maturity Dates*	($)	($)

Federal Agency Securities 62.4% of net assets

Fixed-Rate Coupon Notes 6.2%
Federal Farm Credit Bank
3.75%, 12/06/10	3,177,000	3,197,382
0.60%, 12/08/10	1,760,000	1,761,334
Federal Home Loan Bank
0.50%, 10/20/10	1,000,000	999,981
0.85%, 12/03/10	1,570,000	1,571,753
Freddie Mac
4.75%, 01/18/11	2,000,000	2,026,800

		9,557,250

Fixed-Rate Discount Notes 56.2%
Fannie Mae
0.21%, 10/06/10	3,000,000	2,999,913
0.18%, 10/20/10	2,200,000	2,199,791
0.21%, 11/08/10	1,025,000	1,024,773
0.25%, 12/01/10	4,700,000	4,698,009
0.18%, 12/13/10	3,190,000	3,188,836
0.20%, 12/13/10	1,950,000	1,949,209
0.18%, 12/15/10	1,530,000	1,529,426
0.29%, 01/18/11	2,675,000	2,672,651
0.20%, 01/26/11	1,000,000	999,350
Federal Farm Credit Bank
0.11%, 11/01/10	9,000,000	8,999,148
0.20%, 11/04/10	1,000,000	999,811
0.18%, 12/01/10	1,000,000	999,695
Federal Home Loan Bank
0.17%, 11/17/10	7,500,000	7,498,384
0.20%, 01/12/11	7,000,000	6,995,995
Freddie Mac
0.18%, 10/18/10	11,000,000	10,999,091
0.17%, 10/25/10	3,200,000	3,199,637
0.20%, 11/09/10	4,874,000	4,872,944
0.21%, 11/09/10	2,500,000	2,499,431
0.17%, 11/15/10	1,121,000	1,120,762
0.20%, 12/20/10	3,389,000	3,387,494
0.20%, 01/11/11	5,100,000	5,097,110
0.19%, 01/18/11	1,145,000	1,144,341
0.20%, 01/25/11	1,510,000	1,509,027
0.21%, 02/14/11	5,000,000	4,996,033
0.25%, 04/21/11	1,450,000	1,447,966

		87,028,827

Total Federal Agency Securities
(Cost $96,586,077)		96,586,077

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 7.1% of net assets

Other Government Related 7.1%
Straight A Funding, L.L.C.
0.20%, 10/01/10 (a)(b)(c)(d)	1,000,000	1,000,000
0.36%, 10/04/10 (a)(b)(c)(d)	3,004,000	3,003,910
0.29%, 10/19/10 (a)(b)(c)(d)	2,000,000	1,999,710
0.33%, 10/25/10 (a)(b)(c)(d)	2,000,000	1,999,560
0.25%, 11/16/10 (a)(b)(c)(d)	3,000,000	2,999,041

Total U.S. Government Securities
(Cost $11,002,221)		11,002,221

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Other Investments 29.9% of net assets

Repurchase Agreements 29.9%
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $23,400,000
0.22%, issued 09/30/10, due 10/01/10	23,000,141	23,000,000

 1

 Schwab Money Market Portfolio

Portfolio Holdings  (Unaudited) continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($)	($)
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $23,751,719
0.23%, issued 09/30/10, due 10/01/10	23,282,616	23,282,467

Total Other Investments
(Cost $46,282,467)		46,282,467

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $153,870,765.

* For variable-rate obligations the first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,002,221 or 7.1% of net assets.
(d)	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2010, all the funds’ investment securities were classified as Level 2. The breakdown of the funds’ investments into major categories is disclosed on the portfolio holdings.

REG47713SEP10

2

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of September 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

13.9%	Common Stock	3,261,372	5,119,102
84.1%	Other Investment Companies	28,526,529	30,959,477
2.0%	Short-Term Investment	751,878	751,877

100.0%	Total Investments	32,539,779	36,830,456
0.0%	Other Assets and Liabilities, Net		(11,976)

100.0%	Net Assets		36,818,480

	Number	Value
Security	of Shares	($)

Common Stock 13.9% of net assets

Automobiles & Components 0.1%
Ford Motor Co. *	883	10,808
Harley-Davidson, Inc.	128	3,640
Johnson Controls, Inc.	273	8,327
The Goodyear Tire & Rubber Co. *	84	903

		23,678

Banks 0.3%
BB&T Corp.	253	6,092
Comerica, Inc.	78	2,898
Fifth Third Bancorp	262	3,152
First Horizon National Corp. *	70	800
Hudson City Bancorp, Inc.	200	2,452
Huntington Bancshares, Inc.	118	669
KeyCorp	191	1,521
M&T Bank Corp.	37	3,027
Marshall & Ilsley Corp.	106	746
People’s United Financial, Inc.	200	2,618
PNC Financial Services Group, Inc.	148	7,683
Regions Financial Corp.	344	2,501
SunTrust Banks, Inc.	175	4,520
U.S. Bancorp	852	18,420
Wells Fargo & Co.	2,484	62,423
Zions Bancorp	50	1,068

		120,590

Capital Goods 1.2%
3M Co.	357	30,955
Caterpillar, Inc.	317	24,942
Cummins, Inc.	88	7,971
Danaher Corp.	224	9,097
Deere & Co.	226	15,770
Dover Corp.	97	5,064
Eaton Corp.	71	5,857
Emerson Electric Co.	388	20,432
Fastenal Co.	75	3,989
Flowserve Corp.	100	10,942
Fluor Corp.	84	4,161
General Dynamics Corp.	189	11,871
General Electric Co.	5,232	85,020
Goodrich Corp.	59	4,350
Honeywell International, Inc.	394	17,312
Illinois Tool Works, Inc.	196	9,216
ITT Corp.	88	4,121
Jacobs Engineering Group, Inc. *	100	3,870
L-3 Communications Holdings, Inc.	58	4,192
Lockheed Martin Corp.	169	12,046
Masco Corp.	196	2,158
Northrop Grumman Corp.	165	10,004
PACCAR, Inc.	181	8,715
Pall Corp.	60	2,498
Parker Hannifin Corp.	84	5,885
Precision Castparts Corp.	100	12,735
Quanta Services, Inc. *	100	1,908
Raytheon Co.	212	9,691
Rockwell Automation, Inc.	83	5,124
Rockwell Collins, Inc.	82	4,777
Roper Industries, Inc.	50	3,259
Snap-on, Inc.	27	1,256
Textron, Inc.	124	2,549
The Boeing Co.	378	25,152
Tyco International Ltd.	300	11,019
United Technologies Corp.	480	34,190
W.W. Grainger, Inc.	37	4,407

		436,505

Commercial & Professional Supplies 0.1%
Avery Dennison Corp.	53	1,967
Cintas Corp.	66	1,818
Equifax, Inc.	62	1,934
Iron Mountain, Inc.	100	2,234
Pitney Bowes, Inc.	108	2,309
R.R. Donnelley & Sons Co.	103	1,747
Republic Services, Inc.	201	6,129
Robert Half International, Inc.	82	2,132
Stericycle, Inc. *	60	4,169
The Dun & Bradstreet Corp.	50	3,707
Waste Management, Inc.	261	9,328

		37,474

Consumer Durables & Apparel 0.1%
Coach, Inc.	181	7,776
D.R. Horton, Inc.	128	1,423
Eastman Kodak Co. *	135	567
Fortune Brands, Inc.	70	3,446
Harman International Industries, Inc. *	32	1,069
Hasbro, Inc.	85	3,783
Jones Apparel Group, Inc.	55	1,080
Leggett & Platt, Inc.	87	1,980

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lennar Corp., Class A	64	984
Liz Claiborne, Inc. *	50	304
Mattel, Inc.	183	4,293
Newell Rubbermaid, Inc.	129	2,298
NIKE, Inc., Class B	178	14,265
Polo Ralph Lauren Corp.	30	2,696
Pulte Group, Inc. *	159	1,393
Stanley Black & Decker, Inc.	80	4,902
VF Corp.	42	3,403
Whirlpool Corp.	36	2,915

		58,577

Consumer Services 0.3%
Apollo Group, Inc., Class A *	67	3,440
Carnival Corp.	205	7,833
Darden Restaurants, Inc.	63	2,695
DeVry, Inc.	50	2,461
H&R Block, Inc.	156	2,020
International Game Technology	159	2,298
Marriott International, Inc., Class A	152	5,446
McDonald’s Corp.	594	44,259
Starbucks Corp.	361	9,234
Starwood Hotels & Resorts Worldwide, Inc.	103	5,413
Wyndham Worldwide Corp.	95	2,610
Wynn Resorts Ltd.	50	4,338
Yum! Brands, Inc.	260	11,976

		104,023

Diversified Financials 0.9%
American Express Co.	585	24,588
Ameriprise Financial, Inc.	118	5,585
Bank of America Corp.	4,921	64,514
Bank of New York Mellon Corp.	540	14,110
Capital One Financial Corp.	142	5,616
Citigroup, Inc. *	10,389	40,517
CME Group, Inc.	15	3,907
Discover Financial Services	254	4,237
E*TRADE Financial Corp. *	19	276
Federated Investors, Inc., Class B	40	910
Franklin Resources, Inc.	72	7,697
IntercontinentalExchange, Inc. *	35	3,665
Invesco Ltd.	153	3,248
Janus Capital Group, Inc.	102	1,117
JPMorgan Chase & Co.	1,849	70,391
Legg Mason, Inc.	59	1,788
Leucadia National Corp. *	100	2,362
Moody’s Corp.	116	2,898
Morgan Stanley	508	12,537
Northern Trust Corp.	87	4,197
NYSE Euronext	100	2,857
SLM Corp. *	197	2,275
State Street Corp.	157	5,913
T. Rowe Price Group, Inc.	126	6,308
The Charles Schwab Corp. (a)	488	6,783
The Goldman Sachs Group, Inc.	206	29,784
The NASDAQ OMX Group, Inc. *	150	2,915

		330,995

Energy 1.5%
Anadarko Petroleum Corp.	220	12,551
Apache Corp.	156	15,251
Baker Hughes, Inc.	222	9,457
Cabot Oil & Gas Corp.	40	1,204
Cameron International Corp. *	100	4,296
Chesapeake Energy Corp.	176	3,986
Chevron Corp.	1,053	85,346
ConocoPhillips	780	44,796
CONSOL Energy, Inc.	100	3,696
Denbury Resources, Inc. *	100	1,589
Devon Energy Corp.	210	13,596
Diamond Offshore Drilling, Inc.	30	2,033
El Paso Corp.	311	3,850
EOG Resources, Inc.	114	10,599
EQT Corp.	100	3,606
Exxon Mobil Corp.	2,570	158,800
FMC Technologies, Inc. *	100	6,829
Halliburton Co.	488	16,138
Helmerich & Payne, Inc.	100	4,046
Hess Corp.	111	6,562
Marathon Oil Corp.	346	11,453
Massey Energy Co.	20	620
Murphy Oil Corp.	79	4,892
Nabors Industries Ltd. *	149	2,691
National Oilwell Varco, Inc.	164	7,293
Noble Energy, Inc.	100	7,509
Occidental Petroleum Corp.	406	31,790
Peabody Energy Corp.	100	4,901
Pioneer Natural Resources Co.	100	6,503
QEP Resources, Inc.	80	2,411
Range Resources Corp.	100	3,813
Rowan Cos., Inc. *	52	1,579
Schlumberger Ltd.	628	38,691
Southwestern Energy Co. *	160	5,350
Spectra Energy Corp.	293	6,607
Sunoco, Inc.	64	2,336
Tesoro Corp.	100	1,336
The Williams Cos., Inc.	282	5,389
Valero Energy Corp.	294	5,148

		558,543

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	223	14,381
CVS Caremark Corp.	740	23,288
Safeway, Inc.	212	4,486
SUPERVALU, Inc.	96	1,107
Sysco Corp.	294	8,385
The Kroger Co.	344	7,451
Wal-Mart Stores, Inc.	1,132	60,585
Walgreen Co.	478	16,013
Whole Foods Market, Inc. *	66	2,449

		138,145

Food, Beverage & Tobacco 0.8%
Altria Group, Inc.	987	23,708
Archer-Daniels-Midland Co.	309	9,863
Brown-Forman Corp., Class B	50	3,082
Campbell Soup Co.	88	3,146

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coca-Cola Enterprises, Inc.	144	4,464
ConAgra Foods, Inc.	245	5,375
Constellation Brands, Inc., Class A *	94	1,663
Dean Foods Co. *	65	664
Dr Pepper Snapple Group, Inc.	100	3,552
General Mills, Inc.	336	12,277
H.J. Heinz Co.	158	7,484
Hormel Foods Corp.	50	2,230
Kellogg Co.	118	5,960
Kraft Foods, Inc., Class A	883	27,249
Lorillard, Inc.	74	5,943
McCormick & Co., Inc. - Non Voting Shares	63	2,649
Mead Johnson Nutrition Co.	100	5,691
Molson Coors Brewing Co., Class B	50	2,361
PepsiCo, Inc.	803	53,351
Philip Morris International, Inc.	887	49,690
Reynolds American, Inc.	80	4,751
Sara Lee Corp.	359	4,821
The Coca-Cola Co.	974	56,999
The Hershey Co.	84	3,998
The J.M. Smucker Co.	126	7,627
Tyson Foods, Inc., Class A	99	1,586

		310,184

Health Care Equipment & Services 0.6%
Aetna, Inc.	268	8,471
AmerisourceBergen Corp.	196	6,009
Baxter International, Inc.	306	14,599
Becton Dickinson & Co.	118	8,744
Boston Scientific Corp. *	545	3,341
C.R. Bard, Inc.	50	4,071
Cardinal Health, Inc.	199	6,575
CareFusion Corp. *	99	2,459
Cerner Corp. *	50	4,199
CIGNA Corp.	174	6,226
Coventry Health Care, Inc. *	75	1,615
DENTSPLY International, Inc.	100	3,197
Express Scripts, Inc. *	280	13,636
Hospira, Inc. *	77	4,390
Humana, Inc. *	78	3,919
Intuitive Surgical, Inc. *	20	5,675
Laboratory Corp. of America Holdings *	60	4,706
McKesson Corp.	144	8,896
Medco Health Solutions, Inc. *	290	15,097
Medtronic, Inc.	571	19,174
Patterson Cos., Inc.	66	1,891
Quest Diagnostics, Inc.	76	3,836
St. Jude Medical, Inc. *	173	6,806
Stryker Corp.	139	6,957
Tenet Healthcare Corp. *	223	1,053
UnitedHealth Group, Inc.	641	22,505
Varian Medical Systems, Inc. *	60	3,630
WellPoint, Inc. *	312	17,672
Zimmer Holdings, Inc. *	118	6,175

		215,524

Household & Personal Products 0.4%
Avon Products, Inc.	214	6,872
Colgate-Palmolive Co.	243	18,677
Kimberly-Clark Corp.	219	14,246
The Clorox Co.	72	4,807
The Estee Lauder Cos., Inc., Class A	57	3,604
The Procter & Gamble Co.	1,483	88,935

		137,141

Insurance 0.6%
ACE Ltd.	200	11,650
Aflac, Inc.	235	12,152
American International Group, Inc. *	61	2,385
Aon Corp.	153	5,984
Assurant, Inc.	80	3,256
Berkshire Hathaway, Inc., Class B *	811	67,054
Cincinnati Financial Corp.	83	2,395
Genworth Financial, Inc., Class A *	179	2,187
Lincoln National Corp.	134	3,205
Loews Corp.	89	3,373
Marsh & McLennan Cos., Inc.	258	6,223
MetLife, Inc.	358	13,765
Principal Financial Group, Inc.	132	3,421
Prudential Financial, Inc.	234	12,678
The Allstate Corp.	305	9,623
The Chubb Corp.	190	10,828
The Hartford Financial Services Group, Inc.	144	3,305
The Progressive Corp.	376	7,847
The Travelers Cos., Inc.	329	17,141
Torchmark Corp.	50	2,657
Unum Group	142	3,145
XL Group plc	83	1,798

		206,072

Materials 0.4%
Air Products & Chemicals, Inc.	106	8,779
Airgas, Inc.	40	2,718
AK Steel Holding Corp.	75	1,036
Alcoa, Inc.	412	4,989
Allegheny Technologies, Inc.	40	1,858
Ashland, Inc.	39	1,902
Ball Corp.	50	2,942
Bemis Co., Inc.	50	1,588
CF Industries Holdings, Inc.	25	2,388
Cliffs Natural Resources, Inc.	100	6,392
E.I. du Pont de Nemours & Co.	435	19,410
Eastman Chemical Co.	39	2,886
Ecolab, Inc.	87	4,414
FMC Corp.	30	2,052
Freeport-McMoRan Copper & Gold, Inc.	152	12,979
International Flavors & Fragrances, Inc.	38	1,844
International Paper Co.	234	5,089
MeadWestvaco Corp.	86	2,097
Monsanto Co.	254	12,174
Newmont Mining Corp.	211	13,253
Nucor Corp.	146	5,577
Owens-Illinois, Inc. *	100	2,806
Pactiv Corp. *	68	2,243
PPG Industries, Inc.	79	5,751
Praxair, Inc.	152	13,720
Sealed Air Corp.	78	1,753

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sigma-Aldrich Corp.	78	4,710
The Dow Chemical Co.	457	12,549
The Sherwin-Williams Co.	53	3,982
Titanium Metals Corp. *	50	998
United States Steel Corp.	52	2,280
Vulcan Materials Co.	48	1,772

		168,931

Media 0.5%
CBS Corp., Class B - Non Voting Shares	396	6,281
Comcast Corp., Class A	1,516	27,409
DIRECTV, Class A *	500	20,815
Discovery Communications, Inc., Class A *	200	8,710
Gannett Co., Inc.	112	1,370
Meredith Corp.	20	666
News Corp., Class A	1,135	14,823
Omnicom Group, Inc.	168	6,633
Scripps Networks Interactive, Class A	41	1,951
The Interpublic Group of Cos., Inc. *	204	2,046
The McGraw-Hill Cos., Inc.	173	5,719
The New York Times Co., Class A *	74	573
The Walt Disney Co.	911	30,163
The Washington Post Co., Class B	2	799
Time Warner Cable, Inc.	161	8,692
Time Warner, Inc.	643	19,708
Viacom Inc., Class B	365	13,209

		169,567

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Abbott Laboratories	729	38,083
Allergan, Inc.	142	9,447
Amgen, Inc. *	552	30,421
Biogen Idec, Inc. *	162	9,092
Bristol-Myers Squibb Co.	926	25,104
Celgene Corp. *	100	5,761
Cephalon, Inc. *	70	4,371
Eli Lilly & Co.	534	19,507
Forest Laboratories, Inc. *	155	4,794
Genzyme Corp. *	122	8,636
Gilead Sciences, Inc. *	436	15,526
Johnson & Johnson	1,408	87,240
King Pharmaceuticals, Inc. *	115	1,145
Life Technologies Corp. *	38	1,774
Merck & Co., Inc.	1,438	52,933
Mylan, Inc. *	104	1,956
PerkinElmer, Inc.	62	1,435
Pfizer, Inc.	4,106	70,500
Thermo Fisher Scientific, Inc. *	195	9,337
Waters Corp. *	49	3,468
Watson Pharmaceuticals, Inc. *	49	2,073

		402,603

Real Estate 0.2%
Apartment Investment & Management Co., Class A	65	1,390
AvalonBay Communities, Inc.	31	3,222
Boston Properties, Inc.	43	3,574
CB Richard Ellis Group, Inc., Class A *	80	1,462
Equity Residential	138	6,565
HCP, Inc.	100	3,598
Health Care REIT, Inc.	100	4,734
Host Hotels & Resorts, Inc.	204	2,954
Kimco Realty Corp.	101	1,591
Plum Creek Timber Co., Inc.	88	3,106
ProLogis	116	1,366
Public Storage	40	3,882
Simon Property Group, Inc.	88	8,161
Ventas, Inc.	100	5,157
Vornado Realty Trust	58	4,961
Weyerhaeuser Co.	283	4,460

		60,183

Retailing 0.5%
Abercrombie & Fitch Co., Class A	50	1,966
Amazon.com, Inc. *	146	22,931
AutoNation, Inc. *	70	1,627
AutoZone, Inc. *	27	6,181
Bed Bath & Beyond, Inc. *	132	5,730
Best Buy Co., Inc.	192	7,839
Big Lots, Inc. *	88	2,926
CarMax, Inc. *	100	2,786
Dillard’s, Inc., Class A	30	709
Expedia, Inc.	100	2,821
Family Dollar Stores, Inc.	74	3,268
GameStop Corp., Class A *	100	1,971
Genuine Parts Co.	81	3,612
J.C. Penney Co., Inc.	109	2,963
Kohl’s Corp. *	164	8,640
Limited Brands, Inc.	165	4,419
Lowe’s Cos., Inc.	738	16,450
Macy’s, Inc.	256	5,911
Nordstrom, Inc.	103	3,832
O’Reilly Automotive, Inc. *	100	5,320
Office Depot, Inc. *	139	639
Priceline.com, Inc. *	20	6,967
RadioShack Corp.	11	235
Ross Stores, Inc.	100	5,462
Sears Holdings Corp. *	48	3,463
Staples, Inc.	344	7,196
Target Corp.	417	22,284
The Gap, Inc.	271	5,051
The Home Depot, Inc.	899	28,480
The TJX Cos., Inc.	217	9,685
Tiffany & Co.	68	3,195
Urban Outfitters, Inc. *	40	1,258

		205,817

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	228	1,621
Altera Corp.	171	5,157
Analog Devices, Inc.	174	5,460
Applied Materials, Inc.	750	8,760
Broadcom Corp., Class A	208	7,361
First Solar, Inc. *	30	4,421
Intel Corp.	2,783	53,517
KLA-Tencor Corp.	95	3,347
Linear Technology Corp.	144	4,425

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
LSI Corp. *	186	848
MEMC Electronic Materials, Inc. *	100	1,192
Microchip Technology, Inc.	100	3,145
Micron Technology, Inc. *	319	2,300
National Semiconductor Corp.	159	2,031
Novellus Systems, Inc. *	64	1,701
NVIDIA Corp. *	241	2,815
Teradyne, Inc. *	94	1,047
Texas Instruments, Inc.	757	20,545
Xilinx, Inc.	164	4,364

		134,057

Software & Services 1.3%
Adobe Systems, Inc. *	283	7,400
Akamai Technologies, Inc. *	100	5,018
Autodesk, Inc. *	110	3,517
Automatic Data Processing, Inc.	274	11,516
BMC Software, Inc. *	101	4,089
CA, Inc.	215	4,541
Citrix Systems, Inc. *	85	5,800
Cognizant Technology Solutions Corp., Class A *	120	7,736
Computer Sciences Corp.	89	4,094
Compuware Corp. *	182	1,552
eBay, Inc. *	545	13,298
Electronic Arts, Inc. *	143	2,350
Fidelity National Information Services, Inc.	70	1,899
Fiserv, Inc. *	88	4,736
Google, Inc., Class A *	96	50,476
International Business Machines Corp.	741	99,398
Intuit, Inc. *	166	7,272
MasterCard, Inc., Class A	40	8,960
McAfee, Inc. *	100	4,726
Microsoft Corp.	4,204	102,956
Monster Worldwide, Inc. *	60	778
Novell, Inc. *	185	1,104
Oracle Corp.	1,784	47,900
Paychex, Inc.	159	4,371
Red Hat, Inc. *	100	4,100
SAIC, Inc. *	200	3,196
Salesforce.com, Inc. *	75	8,385
Symantec Corp. *	493	7,479
Teradata Corp. *	87	3,355
Total System Services, Inc.	100	1,524
VeriSign, Inc. *	116	3,682
Visa, Inc., Class A	200	14,852
Western Union Co.	362	6,397
Yahoo!, Inc. *	598	8,474

		466,931

Technology Hardware & Equipment 1.0%
Agilent Technologies, Inc. *	202	6,741
Amphenol Corp., Class A	100	4,898
Apple, Inc. *	402	114,068
Aviat Networks, Inc. *	24	98
Cisco Systems, Inc. *	2,910	63,729
Corning, Inc.	731	13,363
Dell, Inc. *	1,113	14,424
EMC Corp. *	1,124	22,828
FLIR Systems, Inc. *	100	2,570
Harris Corp.	100	4,429
Hewlett-Packard Co.	1,338	56,290
Jabil Circuit, Inc.	83	1,196
JDS Uniphase Corp. *	99	1,227
Juniper Networks, Inc. *	200	6,070
Lexmark International, Inc., Class A *	52	2,320
Molex, Inc.	68	1,423
Motorola, Inc. *	1,182	10,082
NetApp, Inc. *	178	8,863
QLogic Corp. *	76	1,341
QUALCOMM, Inc.	783	35,329
SanDisk Corp. *	88	3,225
Tellabs, Inc.	214	1,594
Western Digital Corp. *	100	2,839
Xerox Corp.	711	7,359

		386,306

Telecommunication Services 0.4%
American Tower Corp., Class A *	200	10,252
AT&T, Inc.	2,961	84,685
CenturyLink, Inc.	150	5,919
Frontier Communications Corp.	488	3,987
MetroPCS Communications, Inc. *	100	1,046
Qwest Communications International, Inc.	735	4,608
Sprint Nextel Corp. *	1,405	6,505
Verizon Communications, Inc.	1,384	45,105
Windstream Corp.	189	2,323

		164,430

Transportation 0.3%
C.H. Robinson Worldwide, Inc.	100	6,992
CSX Corp.	206	11,396
Expeditors International of Washington, Inc.	100	4,623
FedEx Corp.	143	12,226
Norfolk Southern Corp.	196	11,664
Ryder System, Inc.	29	1,240
Southwest Airlines Co.	336	4,392
Union Pacific Corp.	250	20,450
United Parcel Service, Inc., Class B	516	34,412

		107,395

Utilities 0.5%
Allegheny Energy, Inc.	78	1,913
Ameren Corp.	96	2,726
American Electric Power Co., Inc.	187	6,775
CenterPoint Energy, Inc.	147	2,311
CMS Energy Corp.	105	1,892
Consolidated Edison, Inc.	117	5,642
Constellation Energy Group, Inc.	85	2,740
Dominion Resources, Inc.	278	12,138
DTE Energy Co.	85	3,904
Duke Energy Corp.	586	10,378
Edison International	155	5,330
Entergy Corp.	98	7,500
Exelon Corp.	315	13,413
FirstEnergy Corp.	157	6,051

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings  (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integrys Energy Group, Inc.	15	781
NextEra Energy, Inc.	190	10,334
Nicor, Inc.	32	1,466
NiSource, Inc.	130	2,262
Northeast Utilities	100	2,957
NRG Energy, Inc. *	100	2,082
ONEOK, Inc.	100	4,504
Pepco Holdings, Inc.	100	1,860
PG&E Corp.	163	7,403
Pinnacle West Capital Corp.	47	1,940
PPL Corp.	179	4,874
Progress Energy, Inc.	120	5,330
Public Service Enterprise Group, Inc.	236	7,807
SCANA Corp.	100	4,032
Sempra Energy	123	6,617
Southern Co.	350	13,034
TECO Energy, Inc.	99	1,715
The AES Corp. *	311	3,530
Wisconsin Energy Corp.	100	5,780
Xcel Energy, Inc.	192	4,410

		175,431

Total Common Stock
(Cost $3,261,372)		5,119,102

Other Investment Companies 84.1% of net assets

Schwab International Index Fund (a)	440,102	7,336,502
Schwab S&P 500 Index Fund (a)	532,525	9,590,771
Schwab Small-Cap Index Fund (a)	402,160	7,435,940
Schwab Total Bond Market Fund (a)	586,392	5,512,088
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,084,176	1,084,176

Total Other Investment Companies
(Cost $28,526,529)		30,959,477

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.0% of net assets

Time Deposit 2.0%
Citibank
0.03%, 10/01/10	751,877	751,877

Total Short-Term Investment
(Cost $751,878)		751,877

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $33,263,240 and the unrealized appreciation and depreciation were $4,308,181 and ($740,965), respectively, with a net unrealized appreciation of $3,567,216.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings  (Unaudited) continued

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$5,119,102	$—	$—	$5,119,102
Other Investment Companies	30,959,477	—	—	30,959,477
Short-Term Investment(a)	—	751,877	—	751,877

Total	$36,078,579	$751,877	$—	$36,830,456

*	The fund had no Other Financial Investments.
(a)	As categorized in Portfolio Holdings.

REG47714SEP10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Annuity Portfolios

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	November 22, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk
Randall W. Merk
Chief Executive Officer

Date:	November 22, 2010

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 18, 2010